CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred Shares - par value	$ 1	$ 1
Preferred Shares - shares authorized	25,000,000	25,000,000
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	175,000,000	175,000,000
Common Stock - shares issued	95,078,607	87,604,645
Common Stock - shares outstanding	95,078,607	87,604,645
8% Series B Preferred Shares
Preferred Shares - shares issued		2,000,000
Preferred Shares - shares outstanding		2,000,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
8.75% Series D Preferred Shares
Preferred Shares - shares issued	3,424,803	3,424,803
Preferred Shares - shares outstanding	3,424,803	3,424,803
9.25% Series E Preferred Shares
Preferred Shares - shares issued	4,600,000	4,600,000
Preferred Shares - shares outstanding	4,600,000	4,600,000
9.50% Series F Preferred Shares
Preferred Shares - shares issued	6,000,000	6,000,000
Preferred Shares - shares outstanding	6,000,000	6,000,000
Series G Preferred Shares
Preferred Shares - shares issued	2,625,000
Preferred Shares - shares outstanding	2,625,000